Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	$ 18,866,374		$ 18,866,374		$ 18,373,961
Equity-method investees	352,983		352,983		456,393
Income Statement [Abstract]
Revenue	598,626	$ 627,871	1,335,726	$ 1,406,498
Net gain (loss)	159,041	(262,321)	38,736	(12,711)
Other comprehensive income (loss) attributable to AQN	38,980	$ 35,728	37,894	68,538	58,794
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	2,590,705		2,590,705		3,235,474
Total liabilities	1,395,474		1,395,474		1,962,115
Income Statement [Abstract]
Revenue			67,675	49,467
Net gain (loss)			(38,136)	1,836
Other comprehensive income (loss) attributable to AQN			27,731	(2,807)
Investments in Significant Partnerships and Joint Ventures | APUC
Income Statement [Abstract]
Net gain (loss)			(33,375)	(153)
Other comprehensive income (loss) attributable to AQN			12,182	$ (2,076)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Net assets	1,195,231		1,195,231		1,273,359
Investments in Significant Partnerships and Joint Ventures | APUC
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's ownership interest in the entities	310,885		310,885		388,993
Difference between investment carrying amount and underlying equity in net assets	42,098		42,098		67,400
Equity-method investees	$ 352,983		$ 352,983		$ 456,393